Share-Based Payments (Details) - Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology	12 Months Ended
Dec. 31, 2023 $ / shares shares
23-Jun-14 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)	1,200
Number of warrants granted to other benef. (in Shares)	1,200
Exercise price (in Dollars per share) | $ / shares	$ 41.3
expected dividend Yield
Expected stock price volatility	48.12%
Risk-free interest rate	1.78%
Expected duration (months)to Belgian benef.	75.32%
Expected duration (months)to other benef.	63 months 8 days
10-Dec-14 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	17,500
Exercise price (in Dollars per share) | $ / shares	$ 40.1
expected dividend Yield
Expected stock price volatility	46.93%
Risk-free interest rate	1.01%
Expected duration (months)to Belgian benef.	69.73%
Expected duration (months)to other benef.	57 months 21 days
09-Feb-15 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)	6,000
Number of warrants granted to other benef. (in Shares)	9,500
Exercise price (in Dollars per share) | $ / shares	$ 44.9
expected dividend Yield
Expected stock price volatility	46.75%
Risk-free interest rate	0.62%
Expected duration (months)to Belgian benef.	79.73%
Expected duration (months)to other benef.	61 months 21 days
01-Apr-15 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	300
Exercise price (in Dollars per share) | $ / shares	$ 50.2
expected dividend Yield
Expected stock price volatility	47.42%
Risk-free interest rate	0.40%
Expected duration (months)to Belgian benef.	72.03%
Expected duration (months)to other benef.	54 months
01-May-15 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	2,000
Exercise price (in Dollars per share) | $ / shares	$ 50.5
expected dividend Yield
Expected stock price volatility	46.59%
Risk-free interest rate	0.62%
Expected duration (months)to Belgian benef.	71.05%
Expected duration (months)to other benef.	53 months
29-May-15 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)	2,000
Number of warrants granted to other benef. (in Shares)	3,000
Exercise price (in Dollars per share) | $ / shares	$ 49.1
expected dividend Yield
Expected stock price volatility	46.52%
Risk-free interest rate	0.81%
Expected duration (months)to Belgian benef.	64.14%
Expected duration (months)to other benef.	52 months 3 days
01-Jun-15 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	600
Exercise price (in Dollars per share) | $ / shares	$ 49
expected dividend Yield
Expected stock price volatility	46.58%
Risk-free interest rate	0.81%
Expected duration (months)to Belgian benef.	70.03%
Expected duration (months)to other benef.	52 months
01-Jul-15 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	400
Exercise price (in Dollars per share) | $ / shares	$ 46.2
expected dividend Yield
Expected stock price volatility	47.02%
Risk-free interest rate	1.27%
Expected duration (months)to Belgian benef.	69.04%
Expected duration (months)to other benef.	51 months
01-Aug-15 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	400
Exercise price (in Dollars per share) | $ / shares	$ 46.4
expected dividend Yield
Expected stock price volatility	46.54%
Risk-free interest rate	0.98%
Expected duration (months)to Belgian benef.	68.02%
Expected duration (months)to other benef.	50 months
01-Sep-15 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,000
Exercise price (in Dollars per share) | $ / shares	$ 42.4
expected dividend Yield
Expected stock price volatility	49.31%
Risk-free interest rate	1.15%
Expected duration (months)to Belgian benef.	73.02%
Expected duration (months)to other benef.	48 months 30 days
01-Oct-15 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	8,300
Exercise price (in Dollars per share) | $ / shares	$ 42
expected dividend Yield
Expected stock price volatility	48.99%
Risk-free interest rate	0.90%
Expected duration (months)to Belgian benef.	72.03%
Expected duration (months)to other benef.	54 months
01-Dec-15 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	400
Exercise price (in Dollars per share) | $ / shares	$ 38.1
expected dividend Yield
Expected stock price volatility	50.88%
Risk-free interest rate	0.92%
Expected duration (months)to Belgian benef.	71.01%
Expected duration (months)to other benef.	53 months
01-Dec-15 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,800
Exercise price (in Dollars per share) | $ / shares	$ 38.9
expected dividend Yield
Expected stock price volatility	51.18%
Risk-free interest rate	0.85%
Expected duration (months)to Belgian benef.	70.03%
Expected duration (months)to other benef.	52 months
01-Jan-16 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	400
Exercise price (in Dollars per share) | $ / shares	$ 37.9
expected dividend Yield
Expected stock price volatility	51.12%
Risk-free interest rate	1.06%
Expected duration (months)to Belgian benef.	69.01%
Expected duration (months)to other benef.	50 months 30 days
04-Feb-16 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,000
Exercise price (in Dollars per share) | $ / shares	$ 41.3
expected dividend Yield
Expected stock price volatility	51.18%
Risk-free interest rate	0.85%
Expected duration (months)to Belgian benef.	67.89%
Expected duration (months)to other benef.	49 months 26 days
04-Feb-16 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)	5,000
Number of warrants granted to other benef. (in Shares)	13,400
Exercise price (in Dollars per share) | $ / shares	$ 37.8
expected dividend Yield
Expected stock price volatility	52.49%
Risk-free interest rate	0.72%
Expected duration (months)to Belgian benef.	67.89%
Expected duration (months)to other benef.	49 months 26 days
22-Apr-16 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	5,200
Exercise price (in Dollars per share) | $ / shares	$ 36.2
expected dividend Yield
Expected stock price volatility	53.40%
Risk-free interest rate	0.58%
Expected duration (months)to Belgian benef.	65.33%
Expected duration (months)to other benef.	53 months 10 days
27-May-16 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)	3,000
Number of warrants granted to other benef. (in Shares)	4,000
Exercise price (in Dollars per share) | $ / shares	$ 41.3
expected dividend Yield
Expected stock price volatility	51.85%
Risk-free interest rate	0.54%
Expected duration (months)to Belgian benef.	64.11%
Expected duration (months)to other benef.	52 months 3 days
01-Dec-15 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	200
Exercise price (in Dollars per share) | $ / shares	$ 34.3
expected dividend Yield
Expected stock price volatility	53.73%
Risk-free interest rate	0.49%
Expected duration (months)to Belgian benef.	64.01%
Expected duration (months)to other benef.	52 months
01-Aug-16 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	400
Exercise price (in Dollars per share) | $ / shares	$ 36.2
expected dividend Yield
Expected stock price volatility	53.51%
Risk-free interest rate	0.16%
Expected duration (months)to Belgian benef.	62.01%
Expected duration (months)to other benef.	50 months
21-Oct-16 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	2,000
Exercise price (in Dollars per share) | $ / shares	$ 44.4
expected dividend Yield
Expected stock price volatility	54.19%
Risk-free interest rate	0.28%
Expected duration (months)to Belgian benef.	59.34%
Expected duration (months)to other benef.	47 months 10 days
22-Jan-16 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	2,000
Exercise price (in Dollars per share) | $ / shares	$ 38.3
expected dividend Yield
Expected stock price volatility	52.81%
Risk-free interest rate	0.86%
Expected duration (months)to Belgian benef.	68.32%
Expected duration (months)to other benef.	56 months 9 days
01-Dec-16 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	2,200
Exercise price (in Dollars per share) | $ / shares	$ 46.5
expected dividend Yield
Expected stock price volatility	54.16%
Risk-free interest rate	0.75%
Expected duration (months)to Belgian benef.	57.99%
Expected duration (months)to other benef.	39 months 29 days
01-Jan-17 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,900
Exercise price (in Dollars per share) | $ / shares	$ 45.6
expected dividend Yield
Expected stock price volatility	53.84%
Risk-free interest rate	0.73%
Expected duration (months)to Belgian benef.	56.98%
Expected duration (months)to other benef.	50 months 29 days
01-Mar-17 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	9,500
Exercise price (in Dollars per share) | $ / shares	$ 52.6
expected dividend Yield
Expected stock price volatility	52.62%
Risk-free interest rate	0.68%
Expected duration (months)to Belgian benef.	55.04%
Expected duration (months)to other benef.	49 months
01-Apr-17 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,800
Exercise price (in Dollars per share) | $ / shares	$ 54.1
expected dividend Yield
Expected stock price volatility	51.80%
Risk-free interest rate	0.81%
Expected duration (months)to Belgian benef.	54.02%
Expected duration (months)to other benef.	48 months
11-Apr-17 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)	2,000
Number of warrants granted to other benef. (in Shares)	20,000
Exercise price (in Dollars per share) | $ / shares	$ 53.5
expected dividend Yield
Expected stock price volatility	51.83%
Risk-free interest rate	0.72%
Expected duration (months)to Belgian benef.	65.68%
Expected duration (months)to other benef.	47 months 20 days
1-Jun-17 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	200
Exercise price (in Dollars per share) | $ / shares	$ 50.1
expected dividend Yield
Expected stock price volatility	51.86%
Risk-free interest rate	0.59%
Expected duration (months)to Belgian benef.	52.01%
Expected duration (months)to other benef.	52 months
1-Jul-17 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	2,200
Exercise price (in Dollars per share) | $ / shares	$ 49.6
expected dividend Yield
Expected stock price volatility	50.94%
Risk-free interest rate	0.77%
Expected duration (months)to Belgian benef.	63.02%
Expected duration (months)to other benef.	44 months 29 days
29-Jul-17 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	800
Exercise price (in Dollars per share) | $ / shares	$ 47.2
expected dividend Yield
Expected stock price volatility	50.95%
Risk-free interest rate	0.87%
Expected duration (months)to Belgian benef.	50.10%
Expected duration (months)to other benef.	44 months 1 day
01-Sep-17 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	3,400
Exercise price (in Dollars per share) | $ / shares	$ 49.2
expected dividend Yield
Expected stock price volatility	48.08%
Risk-free interest rate	0.71%
Expected duration (months)to Belgian benef.	60.99%
Expected duration (months)to other benef.	42 months 29 days
01-Oct-17 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	7,000
Exercise price (in Dollars per share) | $ / shares	$ 48
expected dividend Yield
Expected stock price volatility	47.32%
Risk-free interest rate	0.76%
Expected duration (months)to Belgian benef.	53.98%
Expected duration (months)to other benef.	41 months 28 days
02-Nov-17 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	9,900
Exercise price (in Dollars per share) | $ / shares	$ 46.1
expected dividend Yield
Expected stock price volatility	45.23%
Risk-free interest rate	0.66%
Expected duration (months)to Belgian benef.	52.93%
Expected duration (months)to other benef.	40 months 27 days
1-Dec-17 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	600
Exercise price (in Dollars per share) | $ / shares	$ 39.2
expected dividend Yield
Expected stock price volatility	46.50%
Risk-free interest rate	0.56%
Expected duration (months)to Belgian benef.	51.98%
Expected duration (months)to other benef.	39 months 29 days
20-Jun-17 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)	3,000
Number of warrants granted to other benef. (in Shares)	3,000
Exercise price (in Dollars per share) | $ / shares	$ 49.7
expected dividend Yield
Expected stock price volatility	51.57%
Risk-free interest rate	0.59%
Expected duration (months)to Belgian benef.	81.40%
Expected duration (months)to other benef.	63 months 11 days
27-Jun-17 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)	25,000
Exercise price (in Dollars per share) | $ / shares	$ 49.8
expected dividend Yield
Expected stock price volatility	51.04%
Risk-free interest rate	0.66%
Expected duration (months)to Belgian benef.	81.17%
Expected duration (months)to other benef.	63 months 4 days
01-Apr-18 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	4,200
Exercise price (in Dollars per share) | $ / shares	$ 37.7
expected dividend Yield
Expected stock price volatility	46.08%
Risk-free interest rate	0.76%
Expected duration (months)to Belgian benef.	54.02%
Expected duration (months)to other benef.	42 months
01-May-18 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	800
Exercise price (in Dollars per share) | $ / shares	$ 36.4
expected dividend Yield
Expected stock price volatility	46.27%
Risk-free interest rate	0.82%
Expected duration (months)to Belgian benef.	53.03%
Expected duration (months)to other benef.	41 months
01-Jun-18 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)	5,000
Number of warrants granted to other benef. (in Shares)	3,200
Exercise price (in Dollars per share) | $ / shares	$ 49.7
expected dividend Yield
Expected stock price volatility	46.15%
Risk-free interest rate	0.77%
Expected duration (months)to Belgian benef.	52.01%
Expected duration (months)to other benef.	40 months
01-Aug-18 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to other benef. (in Shares)	7,000
Exercise price (in Dollars per share) | $ / shares	$ 37.4
expected dividend Yield
Expected stock price volatility	44.09%
Risk-free interest rate	0.79%
Expected duration (months)to Belgian benef.	62.00%
Expected duration (months)to other benef.	55 months 29 days
05-Dec-18 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	2,000
Exercise price (in Dollars per share) | $ / shares	$ 17.3
expected dividend Yield
Expected stock price volatility	57.56%
Risk-free interest rate	0.79%
Expected duration (months)to Belgian benef.	45.86%
Expected duration (months)to other benef.	33 months 26 days
24-Jan-19 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	19,100
Exercise price (in Dollars per share) | $ / shares	$ 16.4
expected dividend Yield
Expected stock price volatility	67.56%
Risk-free interest rate	0.77%
Expected duration (months)to Belgian benef.	62.24%
Expected duration (months)to other benef.	50 months 6 days
16-May-19 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to other benef. (in Shares)	150,800
Exercise price (in Dollars per share) | $ / shares	$ 14.9
expected dividend Yield
Expected stock price volatility	75.78%
Risk-free interest rate	0.38%
Expected duration (months)to Belgian benef.	58.55%
Expected duration (months)to other benef.	46 months 15 days
01-Nov-19 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	800
Exercise price (in Dollars per share) | $ / shares	$ 10.1
expected dividend Yield
Expected stock price volatility	82.15%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	64.99%
Expected duration (months)to other benef.	46 months 29 days
01-Dec-19 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,200
Exercise price (in Dollars per share) | $ / shares	$ 10.2
expected dividend Yield
Expected stock price volatility	81.95%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	64.01%
Expected duration (months)to other benef.	45 months 30 days
01-Feb-20 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	200
Exercise price (in Dollars per share) | $ / shares	$ 9.8
expected dividend Yield
Expected stock price volatility	80.26%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	61.97%
Expected duration (months)to other benef.	49 months 20 days
01-Jun-20 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	600
Exercise price (in Dollars per share) | $ / shares	$ 8.5
expected dividend Yield
Expected stock price volatility	86.64%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	57.99%
Expected duration (months)to other benef.	45 months 30 days
01-Oct-20 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	200
Exercise price (in Dollars per share) | $ / shares	$ 8
expected dividend Yield
Expected stock price volatility	85.20%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	53.95%
Expected duration (months)to other benef.	35 months 29 days
15-Jul-20 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	22,500
Exercise price (in Dollars per share) | $ / shares	$ 8
expected dividend Yield
Expected stock price volatility	85.89%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	56.51%
Expected duration (months)to other benef.	38 months 16 days
01-Jul-19 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)	6,000
Number of warrants granted to other benef. (in Shares)	2,000
Exercise price (in Dollars per share) | $ / shares	$ 12.8
expected dividend Yield
Expected stock price volatility	78.70%
Risk-free interest rate	0.07%
Expected duration (months)to Belgian benef.	69.01%
Expected duration (months)to other benef.	51 months
24-Jul-19 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	98,000
Exercise price (in Dollars per share) | $ / shares	$ 12.4
expected dividend Yield
Expected stock price volatility	78.64%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	68.25%
Expected duration (months)to other benef.	50 months 8 days
15-Jul-20 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	159,800
Exercise price (in Dollars per share) | $ / shares	$ 8
expected dividend Yield
Expected stock price volatility	85.89%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	56.52%
Expected duration (months)to other benef.	38 months 16 days
30-Jul-20 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)	2,000
Exercise price (in Dollars per share) | $ / shares	$ 12.8
expected dividend Yield
Expected stock price volatility	87.02%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	56.02%
Expected duration (months)to other benef.	38 months 1 day
01-Oct-20 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,000
Exercise price (in Dollars per share) | $ / shares	$ 12.8
Expected stock price volatility	85.20%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	53.95%
Expected duration (months)to other benef.	35 months 29 days
01-Mar-21 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	200
Exercise price (in Dollars per share) | $ / shares	$ 10.8
Expected stock price volatility	65.06%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	48.99%
Expected duration (months)to other benef.	31 months
03-May-21 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	800
Exercise price (in Dollars per share) | $ / shares	$ 11.6
expected dividend Yield
Expected stock price volatility	64.59%
Risk-free interest rate	0.01%
Expected duration (months)to Belgian benef.	46.92%
Expected duration (months)to other benef.	28 months 28 days
01-Jun-21 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	400
Exercise price (in Dollars per share) | $ / shares	$ 11.8
expected dividend Yield
Expected stock price volatility	65.82%
Risk-free interest rate	0.01%
Expected duration (months)to Belgian benef.	45.96%
Expected duration (months)to other benef.	27 months 29 days
27-Jul-21 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	3,000
Exercise price (in Dollars per share) | $ / shares	$ 13.6
expected dividend Yield
Expected stock price volatility	63.36%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	44.12%
Expected duration (months)to other benef.	26 months 4 days
27-Jul-21 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	20,250
Exercise price (in Dollars per share) | $ / shares	$ 13.6
expected dividend Yield
Expected stock price volatility	63.36%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	44.12%
Expected duration (months)to other benef.	26 months 4 days
24-Nov-21 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	4,000
Exercise price (in Dollars per share) | $ / shares	$ 10.5
expected dividend Yield
Expected stock price volatility	60.78%
Risk-free interest rate	0.14%
Expected duration (months)to Belgian benef.	49.25%
Expected duration (months)to other benef.	37 months 7 days
03-Jul-21 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	257,000
Exercise price (in Dollars per share) | $ / shares	$ 13.75
expected dividend Yield
Expected stock price volatility	63.10%
Risk-free interest rate	0.04%
Expected duration (months)to Belgian benef.	44.91%
Expected duration (months)to other benef.	26 months 28 days
07-Jul-21 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	60,000
Exercise price (in Dollars per share) | $ / shares	$ 13.85
expected dividend Yield
Expected stock price volatility	63.11%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	44.78%
Expected duration (months)to other benef.	26 months 24 days
06-May-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	500
Exercise price (in Dollars per share) | $ / shares	$ 7.5
expected dividend Yield
Expected stock price volatility	53.16%
Risk-free interest rate	1.64%
Expected duration (months)to Belgian benef.	58.85%
Expected duration (months)to other benef.	52 months 26 days
04-Aug-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	3,800
Exercise price (in Dollars per share) | $ / shares	$ 7.97
expected dividend Yield
Expected stock price volatility	55.63%
Risk-free interest rate	1.41%
Expected duration (months)to Belgian benef.	55.89%
Expected duration (months)to other benef.	49 months 27 days
03-Aug-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	42,500
Exercise price (in Dollars per share) | $ / shares	$ 6.84
expected dividend Yield
Expected stock price volatility	57.05%
Risk-free interest rate	1.50%
Expected duration (months)to Belgian benef.	67.96%
Expected duration (months)to other benef.	55 months 28 days
03-Aug-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	312,500
Exercise price (in Dollars per share) | $ / shares	$ 6.84
expected dividend Yield
Expected stock price volatility	57.05%
Risk-free interest rate	1.50%
Expected duration (months)to Belgian benef.	73.97%
Expected duration (months)to other benef.	61 months 28 days
04-Aug-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,000
Exercise price (in Dollars per share) | $ / shares	$ 7.97
expected dividend Yield
Expected stock price volatility	55.63%
Risk-free interest rate	1.41%
Expected duration (months)to Belgian benef.	73.94%
Expected duration (months)to other benef.	61 months 27 days
01-Dec-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	31,250
Exercise price (in Dollars per share) | $ / shares	$ 7.4
expected dividend Yield
Expected stock price volatility	57.26%
Risk-free interest rate	2.77%
Expected duration (months)to Belgian benef.	72.03%
Expected duration (months)to other benef.	60 months
01-Dec-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,500
Exercise price (in Dollars per share) | $ / shares	$ 7.4
expected dividend Yield
Expected stock price volatility	58.30%
Risk-free interest rate	2.40%
Expected duration (months)to Belgian benef.	69.67%
Expected duration (months)to other benef.	63 months 19 days
25-Mar-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	30,500
Exercise price (in Dollars per share) | $ / shares	$ 3.2
expected dividend Yield
Expected stock price volatility	71.42%
Risk-free interest rate	2.75%
Expected duration (months)to Belgian benef.	72.26%
Expected duration (months)to other benef.	60 months 7 days
3-May-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	11,000
Exercise price (in Dollars per share) | $ / shares	$ 3.3
expected dividend Yield
Expected stock price volatility	73.64%
Risk-free interest rate	2.92%
Expected duration (months)to Belgian benef.	77.01%
Expected duration (months)to other benef.	65 months
27-Apr-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	25,000
Exercise price (in Dollars per share) | $ / shares	$ 3.2
expected dividend Yield
Expected stock price volatility	73.60%
Risk-free interest rate	3.10%
Expected duration (months)to Belgian benef.	77.21%
Expected duration (months)to other benef.	65 months 6 days
27-Apr-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,000
Exercise price (in Dollars per share) | $ / shares	$ 3.6
expected dividend Yield
Expected stock price volatility	72.54%
Risk-free interest rate	3.11%
Expected duration (months)to Belgian benef.	81.34%
Expected duration (months)to other benef.	69 months 10 days
30-Jun-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	255,000
Exercise price (in Dollars per share) | $ / shares	$ 2.9
expected dividend Yield
Expected stock price volatility	72.62%
Risk-free interest rate	3.09%
Expected duration (months)to Belgian benef.	81.07%
Expected duration (months)to other benef.	69 months 2 days
05-Sep-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,000
Exercise price (in Dollars per share) | $ / shares	$ 3
expected dividend Yield
Expected stock price volatility	72.60%
Risk-free interest rate	3.14%
Expected duration (months)to Belgian benef.	80.94%
Expected duration (months)to other benef.	68 months 28 days
05-Sep-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	500
Exercise price (in Dollars per share) | $ / shares	$ 3
expected dividend Yield
Expected stock price volatility	73.75%
Risk-free interest rate	3.23%
Expected duration (months)to Belgian benef.	72.90%
Expected duration (months)to other benef.	60 months 27 days
18-Sep-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	85,000
Exercise price (in Dollars per share) | $ / shares	$ 2.78
expected dividend Yield
Expected stock price volatility	73.70%
Risk-free interest rate	3.34%
Expected duration (months)to Belgian benef.	72.48%
Expected duration (months)to other benef.	60 months 14 days
18-Sep-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	37,500
Exercise price (in Dollars per share) | $ / shares	$ 2.78
expected dividend Yield
Expected stock price volatility	73.70%
Risk-free interest rate	3.34%
Expected duration (months)to Belgian benef.	78.44%
Expected duration (months)to other benef.	66 months 13 days
09-Nov-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,500
Exercise price (in Dollars per share) | $ / shares	$ 3.09
expected dividend Yield
Expected stock price volatility	77.60%
Risk-free interest rate	3.32%
Expected duration (months)to Belgian benef.	52.73%
Expected duration (months)to other benef.	40 months 21 days
09-Nov-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	7,500
Exercise price (in Dollars per share) | $ / shares	$ 3.09
expected dividend Yield
Expected stock price volatility	77.60%
Risk-free interest rate	3.32%
Expected duration (months)to Belgian benef.	76.75%
Expected duration (months)to other benef.	64 months 22 days